Schedule of bank borrowings (Details) - SGD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Total:	$ 392	$ 398
Within 12 months	11	10
Between 2 – 3 years	30	11
Over 3 – 5 years	29	35
Over 5 years	322	342
Long term debt	392	398
Property Loan [Member]
Short-Term Debt [Line Items]
Total:	$ 392	$ 398
Term of repayments	27 years
Interest rate	1.45%	3.75%